MS VIHYI STAT SUP - 1 082012
Statutory Prospectus Supplement dated August 20, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:
Invesco V.I. High Yield Securities Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Darren Hughes	Portfolio Manager	2010
Scott Roberts	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1992.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
        More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
        The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
MS VIHYI STAT SUP - 1 082012

VIDIN STAT SUP - 1 082012
Statutory Prospectus Supplement dated August 20, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:
Invesco V.I. Diversified Income Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2009
John Craddock	Portfolio Manager	2010
Darren Hughes	Portfolio Manager	2006
Scott Roberts	Portfolio Manager	2012”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1992.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.
        More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
        The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
VIDIN STAT SUP - 1 082012

VIHYI STAT SUP - 1 082012
Statutory Prospectus Supplement dated August 20, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:
Invesco V.I. High Yield Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Darren Hughes	Portfolio Manager	2005
Scott Roberts	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1992.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
        More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
        The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
VIHYI STAT SUP - 1 082012